Sundry Income, Net	12 Months Ended
Jun. 30, 2022
Sundry Income, Net [Abstract]
SUNDRY INCOME, NET

13. SUNDRY INCOME, NET

Components of sundry income, net are as follows:

	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Government grants	5,104	4,945	4,528	676
Others	(27)	(255)	509	76
Total sundry income, net	5,077	4,690	5,037	752

Government grants were recognized as other income when received upon the compliance with the conditions, and primarily represented subsidies received from the local governments as reward for financial contribution and capital expenditure incurred on certain projects.